The Income Fund of America, Inc.
                           One Market, Steuart Tower
                                   Suite 1800
                        San Francisco, California 94105

                                Mailing address:
                                 P.O. Box 7650
                      San Francisco, California 94120-7650
                              Phone (415) 421 9360



October 5, 2004




Document Control
U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      The Income Fund of America, Inc.
         File Nos. 2-33371 and 811-1880

Ladies/Gentlemen:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectuses and Statement of Additional Information since the electronic filing on 9/30/04 of Registrant's Post-Effective Amendment No. 61 under the Securities Act of 1933 and Amendment No. 42 under the Investment Company Act of 1940.

Sincerely,

/s/ Patrick F. Quan

Patrick F. Quan
Secretary

cc: Linda Stirling (Division of Investment Management)